SEGMENT INFORMATION (Schedule of Share Based Payment Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Share-based payments	$ 1,316	$ 2,069	$ 1,755
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Share-based payments	843	1,650	632
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Share-based payments	$ 473	$ 419	$ 1,123